Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table sets forth additional compensation information of our Principal Executive Officer (PEO) and our other (non-PEO) NEOs along with total shareholder return, net income, and Total Revenue ex TAC performance results for our fiscal years 2020, 2021 and 2022.

					Investment of Initial Fixed $100 Investment Based on:
Year(1)	Summary Comp Table Total for PEO(2)	Compensation Actually Paid to PEO(3)(4)	Average Summary Comp Table Total for non-PEO NEOs(2)	Average Compensation Actually Paid to non-PEO NEOs(3)(5)	Magnite’s Total Shareholder Return(6)	Peer Group Total Shareholder Return(6)	GAAP Net Income (in thousands)	Total 1 Yr Revenue ex-TAC Growth(7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$6,128,497	-$3,532,121	$3,606,471	$1,383,790	$130	$77	-$130,323	24%
2021	$18,291,589	-$31,006	$7,113,462	$4,617,432	$214	$180	$65	90%
2020	$3,512,905	$33,894,891	$1,777,455	$12,699,997	$376	$193	-$53,432	40%

Company Selected Measure Name		Revenue ex-TAC Growth
Named Executive Officers, Footnote [Text Block]

(1)	NEOs included in the above compensation columns reflect the following:

Year	PEO	Non-PEO NEOs
2022	Mr. Barrett	Messrs. Day, Buckley, Soroca and Dove and Ms. Evans
2021	Mr. Barrett	Messrs. Day, Buckley and Dove and Ms. Evans
2020	Mr. Barrett	Messrs. Day, Kershaw, and Soroca and Ms. Evans

Changed Peer Group, Footnote [Text Block]		Peer group TSR reflects the S&P Internet Select Industry Index performance as reflected in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022 pursuant to Item 201(e) of Regulation S-K. For the Company and peer group TSR, each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.
PEO Total Compensation Amount		$ 6,128,497	$ 18,291,589	$ 3,512,905
PEO Actually Paid Compensation Amount		$ (3,532,121)	(31,006)	33,894,891
Adjustment To PEO Compensation, Footnote [Text Block]

(4)	Compensation Actually Paid to PEO (Mr. Barrett) reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	2020	2021	2022
Total Reported in Summary Compensation Table (SCT)	$3,512,905	$18,291,589	$6,128,497
Less, value of Stock and Option Awards reported in SCT	($2,569,306)	($16,974,391)	($4,960,792)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$18,245,564	$8,100,126	$3,679,620
Plus, Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	$14,583,801	($9,233,914)	($6,440,676)
Plus, FMV of Awards Granted this Year and that Vested this Year	($0)	($0)	($0)
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$121,927	($214,416)	($1,938,770)
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	($0)	($0)	($0)
Plus, Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	($0)	($0)	($0)
Total Adjustments	$30,381,986	($18,322,595)	($9,660,618)
Compensation Actually Paid	$33,894,891	($31,006)	($3,532,121)

Non-PEO NEO Average Total Compensation Amount		$ 3,606,471	7,113,462	1,777,455
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,383,790	4,617,432	12,699,997
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(5)	The average Compensation Actually Paid to the non-PEO NEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	2020	2021	2022
Total Reported in Summary Compensation Table (SCT)	$1,777,455	$7,113,462	$3,606,471
Less, value of Stock and Option Awards reported in SCT	($1,121,444)	($2,991,280)	($2,212,933)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$7,322,776	$1,475,824	$1,372,534
Plus, Change in Fair Value of Prior Year Awards that are Outstanding and Unvested(a)	$4,611,689	($1,498,220)	($552,353)
Plus, FMV of Awards Granted this Year and that Vested this Year	($0)	($0)	$75,793
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year(a)	$109,521	$517,646	($783,541)
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	($0)	($0)	($122,181)
Plus, Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	($0)	($0)	($0)
Total Adjustments	$10,922,542	($2,496,030)	($2,222,681)
Compensation Actually Paid	$12,699,997	$4,617,432	$1,383,790

(a)	In 2020, there were legacy Telaria stock and option awards that the Company assumed as part of the Telaria merger on April 1, 2020 (“Assumed Awards”). These Assumed Awards were originally granted prior to 2020. For the table above, the change in fair value of Assumed Awards that remain outstanding and unvested in 2020 will be determined as the change in fair value from April 1, 2020 to December 31, 2020. Also, the change in fair value of Assumed Awards that vested in 2020 will be determined as the change in fair value from April 1, 2020 to vest date.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

The following is a list of financial performance and non-financial performance measures, which in the Company’s assessment, represent the most important measures used by the Company to link compensation actually paid to the NEOs for 2022:

Total Revenue ex-TAC Growth
CTV Revenue ex-TAC Growth
DV+ Revenue ex-TAC Growth
Adjusted EBITDA less Capital Expenditures
Relative Total Shareholder Return

Total Shareholder Return Amount		$ 130	214	376
Peer Group Total Shareholder Return Amount		77	180	193
Net Income (Loss)		$ (130,323,000)	$ 65,000	$ (53,432,000)
Company Selected Measure Amount		0.24	0.90	0.40
PEO Name		Mr. Barrett	Mr. Barrett	Mr. Barrett
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Total Revenue ex-TAC Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		CTV Revenue ex-TAC Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		DV+ Revenue ex-TAC Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA less Capital Expenditures
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Relative Total Shareholder Return
Mr Barrett
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 6,128,497	$ 18,291,589	$ 3,512,905
PEO Actually Paid Compensation Amount		(3,532,121)	(31,006)	33,894,891
Non-PEO NEO [Member] | Less, value of Stock and Option Awards reported in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,212,933)	(2,991,280)	(1,121,444)
Non-PEO NEO [Member] | Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,372,534	1,475,824	7,322,776
Non-PEO NEO [Member] | Plus, Change in Fair Value of Prior Year Awards that are Outstanding and Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	(552,353)	(1,498,220)	4,611,689
Non-PEO NEO [Member] | Plus, FMV of Awards Granted this Year and that Vested this Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		75,793	(0)	(0)
Non-PEO NEO [Member] | Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	(783,541)	517,646	109,521
Non-PEO NEO [Member] | Less Prior Year Fair Value of Prior Year awards that Failed to vest this year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(122,181)	(0)	(0)
Non-PEO NEO [Member] | Plus, Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(0)	(0)	(0)
Non-PEO NEO [Member] | Total Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (2,222,681)	$ (2,496,030)	$ 10,922,542
Non-PEO NEO [Member] | Messrs Day
Pay vs Performance Disclosure [Table]
PEO Name		Messrs. Day	Messrs. Day	Messrs. Day
Non-PEO NEO [Member] | Buckley
Pay vs Performance Disclosure [Table]
PEO Name		Buckley	Buckley
Non-PEO NEO [Member] | Soroca
Pay vs Performance Disclosure [Table]
PEO Name		Soroca		Soroca
Non-PEO NEO [Member] | Dove
Pay vs Performance Disclosure [Table]
PEO Name		Dove	Dove
Non-PEO NEO [Member] | Ms Evans
Pay vs Performance Disclosure [Table]
PEO Name		Ms. Evans	Ms. Evans	Ms. Evans
Non-PEO NEO [Member] | Kershaw
Pay vs Performance Disclosure [Table]
PEO Name				Kershaw
PEO [Member] | Mr Barrett | Less, value of Stock and Option Awards reported in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (4,960,792)	$ (16,974,391)	$ (2,569,306)
PEO [Member] | Mr Barrett | Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,679,620	8,100,126	18,245,564
PEO [Member] | Mr Barrett | Plus, Change in Fair Value of Prior Year Awards that are Outstanding and Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,440,676)	(9,233,914)	14,583,801
PEO [Member] | Mr Barrett | Plus, FMV of Awards Granted this Year and that Vested this Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(0)	(0)	(0)
PEO [Member] | Mr Barrett | Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,938,770)	(214,416)	121,927
PEO [Member] | Mr Barrett | Less Prior Year Fair Value of Prior Year awards that Failed to vest this year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(0)	(0)	(0)
PEO [Member] | Mr Barrett | Plus, Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(0)	(0)	(0)
PEO [Member] | Mr Barrett | Total Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (9,660,618)	$ (18,322,595)	$ 30,381,986

[1]	In 2020, there were legacy Telaria stock and option awards that the Company assumed as part of the Telaria merger on April 1, 2020 (“Assumed Awards”). These Assumed Awards were originally granted prior to 2020. For the table above, the change in fair value of Assumed Awards that remain outstanding and unvested in 2020 will be determined as the change in fair value from April 1, 2020 to December 31, 2020. Also, the change in fair value of Assumed Awards that vested in 2020 will be determined as the change in fair value from April 1, 2020 to vest date.